STOCK-BASED COMPENSATION PLANS - Deferred share unit and performance share unit plans (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CAD ($)	Dec. 31, 2021 EquityInstruments	Dec. 31, 2020 EquityInstruments
Deferred share unit plan
STOCK-BASED COMPENSATION PLANS
Vesting life of share based awards		6 years
Outstanding units under plan | EquityInstruments		23,293	85,007
Performance Share Unit (PSU)
STOCK-BASED COMPENSATION PLANS
Cash consideration upon PSUs redemption | $	$ 1.6